SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Common Class A [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 788,104
Denominator:
Basic and diluted weighted average ordinary shares outstanding	11,615,000
Basic and diluted net income (loss) per ordinary share	$ 0.07
Common Class B [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 195,075	$ (28,918)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	2,875,000	2,500,000
Basic and diluted net income (loss) per ordinary share	$ 0.07	$ (0.01)